SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Segment Results

For the year ended December 31, 2018, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total

Depreciation of property, plant and equipment	(63)	(4)	(67)
Operating loss	(1,523)	(4,684)	(6,207)
Interest income	1	25	26
Finance costs	(1)	6	5
Loss for the year	(1,523)	(4,653)	(6,176)
Capital expenditure	—	(5)	(5)

Total assets	527	7,216	7,743
Total liabilities	1,854	27,687	29,541

For the year ended December 31, 2019, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total

Revenues from external customers	12,969	—	12,969
Depreciation of property, plant and equipment	(62)	(4)	(66)
Depreciation of right-of-use assets	(34)	(1,153)	(1,187)
Operating loss	(963)	(4,636)	(5,599)
Interest income	1	15	16
Finance costs	(2)	(60)	(62)
Loss for the year	(964)	(4,681)	(5,645)
Capital expenditure	—	(5)	(5)

Total assets	4,268	4,030	8,298
Total liabilities	6,560	29,292	35,852

Schedule of Reconciliation of Loss for the year from Continuing Operations to Net Loss

For the year ended December 31, 2020, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total

Revenues from external customers	6,867	—	6,867
Depreciation of property, plant and equipment	(62)	(3)	(65)
Depreciation of right-of-use assets	—	(976)	(976)
Operating loss	(682)	(6,447)	(7,129)
Fair value gains on financial asset at fair value through profit or loss	—	31,334	31,334
Finance costs	(1)	(59)	(60)
Interest income	1	17	18
Income tax benefit	—	1,416	1,416
(Loss)/profit for the year	(682)	26,261	25,579
Capital expenditure	—	(9)	(9)

Total assets	39	142,389	142,428
Total liabilities	3,013	38,213	41,226

	US$
	Exploration and mining	Corporate activities	Total

Revenues from external customers	1,052	—	1,052
Depreciation of property, plant and equipment	(9)	(1)	(10)
Depreciation of right-of-use assets	—	(149)	(149)
Operating loss	(104)	(987)	(1,091)
Fair value gains on financial asset at fair value through profit or loss	—	4,798	4,798
Finance costs	—	(9)	(9)
Interest income	—	3	3
Income tax benefit	—	217	217
(Loss)/profit for the year	(105)	4,023	3,918
Capital expenditure	—	(1)	(1)

Total assets	6	21,803	21,809
Total liabilities	461	5,852	6,313